Quarterly Report
April 30, 2025
MFS®  Global High Yield Fund
HYO-Q1

Portfolio of Investments
4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 31.6%
Basic Industry – 0.3%
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	435,000	$493,085
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026		150,000	170,030
			$663,115
Broadcasting – 0.7%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$294,000	$301,293
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	507,293	572,531
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		410,000	425,688
			$1,299,512
Building – 0.2%
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	430,000	$475,055
Business Services – 1.0%
Almaviva - The Italian Innovation Co. S.p.A., 5%, 10/30/2030 (n)	EUR	447,000	$516,191
Almaviva - The Italian Innovation Co. S.p.A., 5%, 10/30/2030		234,000	270,221
ams-OSRAM AG, 10.5%, 3/30/2029		570,000	640,882
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028		461,000	551,254
			$1,978,548
Cable TV – 0.9%
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	651,128	$760,373
Virgin Media 02 Vendor Financing Notes V DAC, 7.875%, 3/15/2032 (n)	GBP	381,000	495,125
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	260,000	269,231
Ziggo B.V., 2.875%, 1/15/2030		200,000	207,101
			$1,731,830
Chemicals – 0.9%
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$1,019,000	$788,804
SPCM S.A., 2.625%, 2/01/2029	EUR	456,000	491,144
Synthos S.A., 2.5%, 6/07/2028		483,000	508,265
			$1,788,213
Conglomerates – 0.6%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$605,000	$586,950
SCC Power PLC, 8%, 12/31/2028 (n)		850,966	425,483
SCC Power PLC, 4%, 5/17/2032 (n)		460,939	110,856
			$1,123,289
Consumer Products – 0.4%
Flos B&B Italia S.p.A., 10%, 11/15/2028 (n)	EUR	406,400	$482,259
Flos B&B ltalia S.p.A., 10%, 11/15/2028		120,000	142,399
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		$220,000	218,382
			$843,040
Consumer Services – 1.3%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	250,000	$295,249
Amber Finco PLC, 6.625%, 7/15/2029		437,000	516,095
Emeria S.A.S.U., 7.75%, 3/31/2028		369,000	376,229
Verisure Holding AB, 3.25%, 2/15/2027		315,000	352,369
Verisure Midholding AB, 5.25%, 2/15/2029		915,000	1,041,288
			$2,581,230

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 0.6%
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$434,000	$397,261
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		640,000	587,200
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		200,000	197,677
			$1,182,138
Emerging Market Quasi-Sovereign – 2.7%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	970,000	$1,031,923
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		$731,000	736,365
Petroleos Mexicanos, 6.5%, 3/13/2027		445,000	434,792
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	400,831
Petroleos Mexicanos, 10%, 2/07/2033		460,000	460,726
Petroleos Mexicanos, 6.5%, 6/02/2041		1,385,000	953,892
Petroleos Mexicanos, 7.69%, 1/23/2050		640,000	466,943
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		697,000	690,961
			$5,176,433
Energy - Independent – 0.8%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)		$471,000	$454,044
Kosmos Energy Ltd., 8.75%, 10/01/2031		372,000	299,880
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		450,000	413,920
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		448,000	422,791
			$1,590,635
Entertainment – 0.4%
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		$200,000	$189,141
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	460,000	650,389
			$839,530
Financial Institutions – 1.6%
Heimstaden AB, 4.375%, 3/06/2027	EUR	400,000	$427,198
Heimstaden AB, 6.75%, 1/15/2174		200,000	168,244
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		$554,000	526,300
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		686,000	681,671
Project Grand UK PLC, 9%, 6/01/2029 (n)	EUR	450,000	534,759
Vivion Investments S.à r.l., 6.5%, 8/31/2028		621,885	677,943
			$3,016,115
Food & Beverages – 0.9%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$1,116,000	$1,067,970
Flora Food Management B.V., 6.875%, 7/02/2029	EUR	533,000	622,839
			$1,690,809
Forest & Paper Products – 0.2%
Fedrigoni S.p.A., 6.125%, 6/15/2031	EUR	400,000	$438,979
Gaming & Lodging – 1.6%
AccorInvest Group S.A., 6.375%, 10/15/2029 (n)	EUR	550,000	$648,011
Allwyn International A.S., 3.875%, 2/15/2027 (n)		565,000	636,860
Allwyn International A.S., 3.875%, 2/15/2027		345,000	388,879
Lottomatica S.p.A./Roma, 5.375%, 6/01/2030 (n)		688,000	805,710
Melco Resorts Finance Ltd., 5.375%, 12/04/2029		$411,000	370,876
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		294,000	280,624
			$3,130,960
Industrial – 0.4%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	128,000	$145,423
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)		310,000	370,572
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		250,000	298,849
			$814,844

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.3%
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	813,000	$605,946
Major Banks – 0.5%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	845,000	$923,754
Medical & Health Technology & Services – 0.5%
Ephios Subco 3 S.à r.l., 7.875%, 1/31/2031 (n)	EUR	388,000	$463,352
Laboratoire Eimer Selas, 5%, 2/01/2029		494,000	506,799
			$970,151
Metals & Mining – 1.5%
Aris Mining Corp., 8%, 10/31/2029 (n)		$405,000	$408,026
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		140,000	123,019
Compania de Minas Buenaventura S.A.A., 6.8%, 2/04/2032 (n)		525,000	521,068
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		235,000	232,504
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	494,378
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		$359,667	194,259
Samarco Mineracao S.A., 9.5% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		1,031,095	970,440
			$2,943,694
Midstream – 0.2%
Peru LNG, 5.375%, 3/22/2030		$537,543	$486,082
Network & Telecom – 1.1%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	280,000	$322,749
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)		124,000	143,462
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		151,000	182,402
Iliad S.A., 5.625%, 2/15/2030		300,000	360,671
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	954,964
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029		100,000	114,367
			$2,078,615
Oils – 0.5%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$429,000	$431,268
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		701,531	542,284
			$973,552
Other Banks & Diversified Financials – 1.3%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$732,557
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		754,000	768,266
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070	EUR	895,000	935,263
			$2,436,086
Pharmaceuticals – 1.8%
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		$450,000	$405,687
Grifols S.A., 3.875%, 10/15/2028	EUR	442,000	469,425
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030 (n)		596,000	694,294
Neopharmed Gentili S.p.A., 7.125%, 4/08/2030		100,000	116,492
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)		135,000	145,498
Rossini S.à r.l., 6.75%, 12/31/2029 (n)		401,000	472,653
Rossini S.à r.l., 6.75%, 12/31/2029		100,000	117,869
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$1,025,000	1,005,549
			$3,427,467
Pollution Control – 0.2%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033		$385,000	$376,106

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.4%
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		$415,000	$407,762
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		342,000	337,111
			$744,873
Restaurants – 0.2%
Waga Bondco Ltd., 8.5%, 6/15/2030	GBP	300,000	$390,634
Retailers – 1.7%
B&M European Value Retail S.A., 8.125%, 11/15/2030	GBP	685,000	$954,181
Bubbles Bidco S.p.A., 6.5%, 9/30/2031	EUR	100,000	113,191
Bubbles BidCo S.p.A., 6.5%, 9/30/2031 (n)		450,000	509,358
CD&R Firefly Bidco PLC, 8.625%, 4/30/2029 (n)	GBP	350,000	475,779
Fressnapf Holding SE, 5.25%, 10/31/2031	EUR	600,000	684,831
Maxeda DIY Holding B.V., 5.875%, 10/01/2026		572,000	532,518
			$3,269,858
Telecommunications - Wireless – 2.6%
Altice France S.A., 3.375%, 1/15/2028	EUR	286,000	$260,411
IHS Holding Ltd., 6.25%, 11/29/2028 (n)		$785,000	745,701
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		617,400	602,243
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	648,000	752,531
PLT VII Finance S.à r.l., 6%, 6/15/2031		100,000	116,131
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	299,000	366,233
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	705,000	746,667
WP / AP Telecom Holdings III B.V., 5.5%, 1/15/2030		852,000	957,949
Zegona Finance PLC, 6.75%, 7/15/2029 (n)		125,000	149,607
Zegona Finance PLC, 6.75%, 7/15/2029		238,000	284,852
			$4,982,325
Transportation - Services – 1.1%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$419,802	$421,094
Edge Finco PLC, 8.125%, 8/15/2031 (n)	GBP	414,000	559,600
Edge Finco PLC, 8.125%, 8/15/2031		100,000	135,169
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$650,000	581,296
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		535,000	528,848
			$2,226,007
Utilities - Electric Power – 1.9%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$672,000	$684,767
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		387,093	363,868
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		715,942	687,368
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		529,000	490,288
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		374,000	375,870
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		376,000	374,192
Termocandelaria Power S.A., 7.75%, 9/17/2031		400,000	398,076
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		304,000	297,224
			$3,671,653
Utilities - Other – 0.3%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		$586,000	$580,354
Total Bonds			$61,451,432
Mutual Funds (h) – 67.9%
Mutual Funds – 66.4%
MFS High Yield Pooled Portfolio (v)(y)		15,737,185	$129,202,292

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – continued
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.36% (v)	2,893,005	$2,893,004
Total Mutual Funds		$132,095,296

Other Assets, Less Liabilities – 0.5%		997,990
Net Assets – 100.0%		$194,544,718
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $132,095,296 and $61,451,432, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,307,225, representing 16.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The current Financial & Other Information report for MFS High Yield Pooled Portfolio as of April 30, 2025 has been included at the end of this report.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,377,122	EUR	1,200,917	HSBC Bank	7/18/2025	$9,919
USD	137,333	GBP	102,480	State Street Corp.	7/18/2025	717
						$10,636
Liability Derivatives
EUR	148,146	USD	169,232	Merrill Lynch International	7/18/2025	$(573)
EUR	3,004,155	USD	3,435,880	State Street Corp.	7/18/2025	(15,752)
USD	173,334	CAD	239,471	BNP Paribas S.A.	7/18/2025	(1,062)
USD	171,549	CAD	236,995	Goldman Sachs International	7/18/2025	(1,043)
USD	243,768	CAD	336,534	Merrill Lynch International	7/18/2025	(1,314)
USD	7,373,101	EUR	6,497,895	Barclays Bank PLC	7/18/2025	(24,531)
USD	9,932,896	EUR	8,755,076	JPMorgan Chase Bank N.A.	7/18/2025	(34,459)
USD	13,971,007	EUR	12,308,553	State Street Corp.	7/18/2025	(41,861)
USD	3,650,959	GBP	2,796,316	JPMorgan Chase Bank N.A.	7/18/2025	(76,813)
						$(197,408)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$5,782,379	$—	$5,782,379
U.S. Corporate Bonds	—	1,759,001	—	1,759,001
Foreign Bonds	—	53,910,052	—	53,910,052
Investment Companies	132,095,296	—	—	132,095,296
Total	$132,095,296	$61,451,432	$—	$193,546,728
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$10,636	$—	$10,636
Forward Foreign Currency Exchange Contracts – Liabilities	—	(197,408)	—	(197,408)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$117,133,676	$17,456,424	$3,293,478	$(337,485)	$(1,756,845)	$129,202,292
MFS Institutional Money Market Portfolio	3,066,027	17,761,356	17,933,337	(815)	(227)	2,893,004
	$120,199,703	$35,217,780	$21,226,815	$(338,300)	$(1,757,072)	$132,095,296
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$2,121,060	$—
MFS Institutional Money Market Portfolio	41,475	—
	$2,162,535	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2025, are as follows:
United States	59.0%
United Kingdom	4.8%
Italy	4.2%
Canada	3.7%
France	3.0%
Brazil	2.5%
Mexico	2.3%
Netherlands	2.2%
Luxembourg	2.1%
Other Countries	16.2%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.